OTHER RESERVES - Schedule of Other Reserves (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
At 31 December	£ 11,189	£ 13,747	£ 13,695
Other reserves
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Merger reserve	7,149	7,763	7,763
Capital redemption reserve	4,479	4,462	4,462
Cash flow hedging reserve	(457)	1,629	1,504
Foreign currency translation reserve	(198)	(159)	(176)
Debt securities | Other reserves
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Revaluation reserve held at fair value through other comprehensive income	207	99	123
Equity securities | Other reserves
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Revaluation reserve held at fair value through other comprehensive income	£ 9	£ (47)	£ 19